Leases - summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 45.2	€ 58.8	€ 29.0
Interest on lease liabilities	5.7	5.1	2.9
Expense related to short-term leases and leases of low-value assets	58.9	27.1	9.5
Total amounts recognized in profit or loss	109.8	91.0	41.4
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	40.7	35.2	14.7
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	3.0	23.1	14.0
Other operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 1.5	€ 0.5	€ 0.3